Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories	$ 647,879	$ 304,229
Lubricants [Member]
Inventories	277,069	304,229
Bunkers [Member]
Inventories	$ 370,810	$ 0